INVESTMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [Abstract]
INVESTMENTS [Text Block]

4. INVESTMENTS

$

Balance, December 31, 2023 and 2024	77,229

Additions	7,737,627
Unrealized gain	322,087

Balance, December 31, 2025	8,136,943

During the year ended December 31, 2022, the BTQ AG invested $63,915 (US$50,000) in the form of a Simple Agreement for Future Equity ("SAFE") in the Holonym Foundation ("Holonym"), which is a public benefit corporation. The investment is not traded in an active market.

On January 11, 2023, BTQ AG invested $13,314 (US$10,000) in the form of a SAFE into Cysic Inc. The investment is not traded in an active market.

On November 18, 2025, BTQ Technologies Corp. invested $960,821 (KRW1,000,320,000) in the form of a SAFE into Genesis Quantum Inc. The investment is not traded in an active market.

The Company estimated the fair value of these SAFE investments and concluded that the carrying value approximates the fair value of the investments as at December 31, 2025 and 2024.

On December 15, 2025, the Company entered into an agreement in which it acquired 452,058 common shares of ICTK Co., Ltd., a publicly traded company in South Korea for $6,776,806. As at December 31, 2025, the fair market value of the investment was $7,098,893, resulting in an unrealized gain of $322,087 for the year ended December 31, 2025. The investment has a lock up period of two years.